Capital and Reserves (Details) - Capital and reserves [Member] - shares shares in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Opening balance	16,009	11,222
Issuance of ADSs (see A below)	3,429	3,260
Share-based payments (see B below)	63	62
Share issuance due to the acquisition of Non-controlling interest		799
Exercise of warrants (see C below)	29	607
Ending balance	19,530	15,950